COMMON AND PREFERRED STOCK (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Options Outstanding
Number of Options Outstanding, Beginning	776,328
Number of Options granted	5,247,474	7,446	10,054
Number of Options Forfeited	(2,846)	(502)	(335)
Number of Options Outstanding, Ending	6,020,956
Number of Options Outstanding, Exercisable Ending	4,715,741	381,256	311,049
Weighted Average Exercise Price, Beginning	$ 3.75
Weighted Average Exercise Price of Warrants, Granted	2.60	$ 6.04	$ 3.58
Weighted Average Exercise Price of Warrants, Exercised	0	3.62
Weighted Average Exercise Price, Forfeited	0	2.81	4.48
Weighted Average Exercise Price, Ending	2.75
Weighted Average Exercise Price, Exercisable	$ 3.16	$ 3.72	$ 3.58
Weighted average remaining contractual term in years	8 months	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, granted	9 months 15 days	9 years 7 months 6 days	9 years
Weighted Average Remaining Contractual Term in Years, forfeited	7 months	7 years 9 months 18 days	6 years 2 months 12 days
Weighted Average Remaining Contractual Term in Years, Ending	9 months 6 days	8 years	8 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, Exercisable Ending	9 months 6 days	7 years 10 months 24 days	8 years 9 months 18 days
Nonvested Options
Number of Options Nonvested, Beginning	395,072
Number of Options Nonvested, Granted	5,247,474	7,446	10,054
Number of Options Nonvested, Vested	(4,351,471)
Number of Options Nonvested, forfeited	(2,846)
Number of Options Nonvested, Ending	1,288,229
Weighted Average grant date Fair Value Nonvested, Beginning	$ 3.76	$ 3.58	$ 3.58
Weighted Average grant date Fair Value Nonvested, Granted	2.60	3.72	4.48
Weighted Average grant date Fair Value Nonvested, Vested	3.16	6.04	0
Weighted Average grant date Fair Value Nonvested, Forfeited	0	4.13	4.13
Weighted Average grant date Fair Value Nonvested, Ending	$ 1.66	$ 3.76	$ 3.58
Weighted Average Remaining Years to vest Nonvested, Beginning	8 months	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Years to vest Nonvested, Granted	9 months 15 days	9 years 7 months 6 days	9 years
Weighted Average Remaining Years to vest Nonvested, Vested	9 months 6 days	7 years 10 months 24 days	8 years 3 months 18 days
Weighted Average Remaining Years to vest Nonvested, Ending	9 months 6 days	8 years	8 years 9 months 18 days